UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund

 (Investor Class: WCMRX)

 (Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund

(Investor Class: WFEMX)

(Institutional Class: WCMEX)

WCM Focused Global Growth Fund

(Investor Class: WFGGX)

(Institutional Class: WCMGX)

WCM International Small Cap Growth Fund

(Institutional Class: WCMSX)

WCM Small Cap Growth Fund

(Investor Class: WCMNX)

(Institutional Class: WCMLX)

WCM Focused Small Cap Fund

(Investor Class: WCMJX)

(Institutional Class: WCMFX)

SEMI-ANNUAL REPORT

OCTOBER 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	37
Notes to Financial Statements	48
Supplemental Information	63
Expense Examples	66

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.7%
	AUSTRALIA — 4.7%
2,681,614	CSL Ltd.	$473,303,207

	CANADA — 9.1%
1,724,636	Canadian Pacific Railway Ltd.	392,027,009
4,078,185	Dollarama, Inc.	137,198,677
1,243,480	Shopify, Inc.*	389,918,024
		919,143,710

	CHINA — 3.0%
7,453,900	Tencent Holdings Ltd.	305,157,111

	DENMARK — 3.6%
1,998,216	Chr Hansen Holding A/S	153,383,094
2,130,740	DSV PANALPINA A/S	206,750,612
		360,133,706

	FRANCE — 12.2%
2,555,968	EssilorLuxottica S.A.	389,980,395
961,801	LVMH Moet Hennessy Louis Vuitton S.E.	410,315,506
1,554,400	Pernod Ricard S.A.	286,920,812
2,488,990	Ubisoft Entertainment S.A.*	146,963,117
		1,234,179,830

	GERMANY — 3.7%
1,203,668	adidas A.G.	371,665,722

	HONG KONG — 3.4%
34,149,400	AIA Group Ltd.	341,886,221

	INDIA — 3.5%
5,782,363	HDFC Bank Ltd. - ADR	353,244,556

	IRELAND — 9.7%
2,159,803	Accenture PLC - Class A	400,470,672
13,098,960	Experian PLC	411,972,473
1,108,091	ICON PLC*	162,778,568
		975,221,713

	JAPAN — 2.8%
451,100	Keyence Corp.	287,477,563

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 2.4%
80,494,923	Wal-Mart de Mexico S.A.B. de C.V.	$241,570,551

	NETHERLANDS — 2.4%
932,755	ASML Holding N.V.	244,353,827

	SPAIN — 2.5%
3,362,640	Amadeus IT Group S.A.	248,803,856

	SWEDEN — 2.0%
5,797,509	Atlas Copco A.B. - A Shares	204,804,449

	SWITZERLAND — 14.3%
4,996,305	Alcon, Inc.*	295,068,149
2,196,352	Chubb Ltd.	334,767,972
428,045	Geberit A.G.	217,211,685
3,453,116	Nestle S.A.	368,659,074
1,306,105	Sika A.G.	224,414,392
		1,440,121,272

	TAIWAN — 3.7%
7,307,926	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	377,308,219

	UNITED KINGDOM — 5.8%
13,242,361	Compass Group PLC	352,672,205
10,642,610	Smith & Nephew PLC	227,809,754
		580,481,959

	UNITED STATES — 5.9%
326,865	Mettler-Toledo International, Inc.*	230,420,213
2,458,279	ResMed, Inc.	363,628,630
		594,048,843

	TOTAL COMMON STOCKS
	(Cost $7,406,709,355)	9,552,906,315

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.2%
$520,784,823	UMB Money Market II Special, 1.73%[1]	$520,784,823
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $520,784,823)	520,784,823

	TOTAL INVESTMENTS — 99.9%
	(Cost $7,927,494,178)	10,073,691,138

	Other Assets in Excess of Liabilities — 0.1%	9,717,620
	TOTAL NET ASSETS — 100.0%	$10,083,408,758

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	21.3%
Technology	18.1%
Consumer Discretionary	13.4%
Consumer Staples	11.8%
Industrials	10.8%
Financials	10.2%
Communications	6.9%
Materials	2.2%
Total Common Stocks	94.7%
Short-Term Investments	5.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.7%
	ARGENTINA — 4.2%
8,484	Globant S.A.*	$791,218
4,522	MercadoLibre, Inc.*	2,358,313
		3,149,531

	BRAZIL — 4.7%
86,900	Hapvida Participacoes e Investimentos S.A.[1]	1,219,915
84,510	Lojas Renner S.A.	1,069,413
83,500	Notre Dame Intermedica Participacoes S.A.	1,249,221
		3,538,549

	CHINA — 24.5%
26,528	Alibaba Group Holding Ltd. - ADR*	4,686,702
143,574	ANTA Sports Products Ltd.	1,407,157
71,335	Autobio Diagnostics Co., Ltd. - Class A	1,025,300
290,740	By-health Co., Ltd. - Class A	661,618
103,467	China International Travel Service Corp. Ltd. - Class A	1,328,744
98,400	Hangzhou Tigermed Consulting Co., Ltd. - Class A	955,272
205,300	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	846,249
110,000	Shenzhou International Group Holdings Ltd.	1,524,502
75,800	Tencent Holdings Ltd.	3,103,195
646,000	TravelSky Technology Ltd. - Class H	1,475,676
121,160	WuXi AppTec Co., Ltd. - Class H1	1,464,249
		18,478,664

	HONG KONG — 5.6%
289,956	AIA Group Ltd.	2,902,890
338,000	China Mengniu Dairy Co., Ltd.*	1,352,259
		4,255,149

	INDIA — 13.5%
38,567	Asian Paints Ltd.	983,956
27,330	Avenue Supermarts Ltd.*,1	768,571
46,905	Divi's Laboratories Ltd.	1,160,609
3,334	Eicher Motors Ltd.	1,059,401
56,564	HDFC Bank Ltd. - ADR	3,455,495
141,847	UPL Ltd.	1,192,811
24,911	WNS Holdings Ltd. - ADR*	1,540,496
		10,161,339

	INDONESIA — 3.9%
507,400	Bank Central Asia Tbk P.T.	1,136,833
3,034,500	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.*	830,126

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
33,717	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	$973,747
		2,940,706

	MEXICO — 5.2%
101,039	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	700,521
6,123	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,002,641
183,164	Regional S.A.B. de C.V.	972,927
420,284	Wal-Mart de Mexico S.A.B. de C.V.	1,261,300
		3,937,389

	PERU — 1.3%
4,655	Credicorp Ltd.	996,356

	RUSSIA — 3.9%
87,138	Yandex N.V. - Class A*	2,909,538

	SOUTH AFRICA — 3.6%
14,913	Capitec Bank Holdings Ltd.	1,355,035
84,491	Clicks Group Ltd.	1,374,289
		2,729,324

	SOUTH KOREA — 4.9%
22,293	Douzone Bizon Co., Ltd.	1,406,426
10,730	Koh Young Technology, Inc.	867,844
23,216	Samsung Electronics Co., Ltd.	1,005,704
16,085	Settle Bank, Inc.*	430,657
		3,710,631

	SPAIN — 0.8%
383,516	Prosegur Cash S.A.[1]	598,843

	SWITZERLAND — 2.6%
39,074	Wizz Air Holdings PLC*,1	1,930,418

	TAIWAN — 8.7%
86,000	Airtac International Group	1,179,514
104,166	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,378,091
		6,557,605

	THAILAND — 2.5%
1,346,900	Bangkok Dusit Medical Services PCL	1,070,561

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
310,300	CP ALL PCL	$801,570
		1,872,131
	UNITED ARAB EMIRATES — 2.5%
265,611	Network International Holdings PLC*,1	1,861,341

	UNITED STATES — 1.6%
6,675	EPAM Systems, Inc.*	1,174,533

	VIETNAM — 0.7%
96,198	Vietnam Dairy Products JSC	538,971
	TOTAL COMMON STOCKS
	(Cost $57,963,702)	71,341,018
	EQUITY CERTIFICATES — 1.4%
	CHINA — 1.4%
290,300	Shandong Pharmaceutical Glass Co., Ltd. - Class A2	1,043,680
	TOTAL EQUITY CERTIFICATES
	(Cost $720,577)	1,043,680

Principal Amount
	SHORT-TERM INVESTMENTS — 5.4%
$4,040,542	UMB Money Market II Special, 1.73%[3]	4,040,542
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,040,542)	4,040,542

	TOTAL INVESTMENTS — 101.5%
	(Cost $62,724,821)	76,425,240

	Liabilities in Excess of Other Assets — (1.5)%	(1,135,695)
	TOTAL NET ASSETS — 100.0%	$75,289,545

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,843,337, which represents 10.42% of total net assets of the Fund.

[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At October 31, 2019, the value of these restricted securities amounted to $1,043,680 or 1.4% of net assets. These restricted securities have not been deemed illiquid.

[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	2/21/19	505,391
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	3/13/19	15,094
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	4/26/19	18,055
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	5/10/19	12,023
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	5/24/19	16,045
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	6/5/19	18,706
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	6/20/19	6,672
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	7/2/19	14,185
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	7/16/19	22,813
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	9/2/19	37,567
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	10/21/19	24,063
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	10/31/19	29,964

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	19.8%
Financials	18.5%
Technology	16.9%
Health Care	11.7%
Communications	9.3%
Consumer Staples	9.2%
Industrials	6.4%
Materials	2.9%
Total Common Stocks	94.7%
Equity Certificates
Materials	1.4%
Short-Term Investments	5.4%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.0%
	ARGENTINA — 2.9%
8,307	MercadoLibre, Inc.*	$4,332,267

	CANADA — 6.8%
44,856	Canadian National Railway Co.	4,008,781
19,956	Shopify, Inc.*	6,257,603
		10,266,384

	CHINA — 2.6%
97,100	Tencent Holdings Ltd.	3,975,202

	FRANCE — 4.4%
15,434	EssilorLuxottica S.A.	2,354,864
23,490	Pernod Ricard S.A.	4,335,930
		6,690,794

	GERMANY — 2.6%
40,610	Symrise A.G.	3,907,908

	HONG KONG — 2.8%
419,200	AIA Group Ltd.	4,196,815

	INDIA — 3.4%
82,974	HDFC Bank Ltd. - ADR	5,068,882

	JAPAN — 2.0%
4,805	Keyence Corp.	3,062,136

	NETHERLANDS — 0.1%
311	Adyen N.V.*,1	218,317

	SWEDEN — 1.6%
70,294	Atlas Copco A.B. - A Shares	2,483,226

	SWITZERLAND — 5.1%
50,940	Alcon, Inc.*	3,008,377
30,471	Chubb Ltd.	4,644,390
		7,652,767

	TAIWAN — 3.1%
90,863	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,691,257

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 2.6%
146,789	Compass Group PLC	$3,909,303

	UNITED STATES — 53.0%
36,789	Amphenol Corp. - Class A	3,691,040
15,890	ANSYS, Inc.*	3,498,184
85,676	Boston Scientific Corp.*	3,572,689
40,625	Church & Dwight Co., Inc.	2,841,313
9,864	Cooper Cos., Inc.	2,870,424
16,588	Costco Wholesale Corp.	4,928,461
30,474	Crown Castle International Corp. - REIT	4,229,486
24,348	Ecolab, Inc.	4,676,520
44,693	First Republic Bank	4,753,548
53,785	Graco, Inc.	2,431,082
11,560	Illumina, Inc.*	3,416,211
31,695	Intercontinental Exchange, Inc.	2,989,472
20,310	McDonald's Corp.	3,994,977
4,163	Mettler-Toledo International, Inc.*	2,934,665
10,020	Netflix, Inc.*	2,879,848
5,930	Sherwin-Williams Co.	3,393,858
27,445	STERIS PLC	3,885,389
19,310	Stryker Corp.	4,176,174
22,892	Verisk Analytics, Inc.	3,312,472
34,907	Visa, Inc. - Class A	6,243,466
36,150	West Pharmaceutical Services, Inc.	5,199,816
		79,919,095

	TOTAL COMMON STOCKS
	(Cost $123,632,532)	140,374,353

Principal Amount
	SHORT-TERM INVESTMENTS — 7.0%
$10,505,533	UMB Money Market II Special, 1.73%[2]	10,505,533
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,505,533)	10,505,533

	TOTAL INVESTMENTS — 100.0%
	(Cost $134,138,065)	150,879,886

	Other Assets in Excess of Liabilities — 0.0%	23,577
	TOTAL NET ASSETS — 100.0%	$150,903,463

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $218,317, which represents 0.14% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.4%
Health Care	20.8%
Industrials	10.4%
Communications	8.7%
Consumer Discretionary	8.1%
Consumer Staples	8.0%
Materials	8.0%
Technology	7.6%
Total Common Stocks	93.0%
Short-Term Investments	7.0%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.1%
	AUSTRALIA — 4.6%
30,592	Afterpay Touch Group Ltd.*	$608,634
123,893	Nanosonics Ltd.*	580,775
161,052	Zip Co., Ltd.*	417,452
		1,606,861
	BRAZIL — 3.7%
11,277	Azul S.A. - ADR*	439,577
54,557	Grupo SBF S.A.*	367,160
31,700	Notre Dame Intermedica Participacoes S.A.	474,255
		1,280,992
	CANADA — 8.2%
29,758	CAE, Inc.	746,266
6,300	Cargojet, Inc.	470,670
13,700	Descartes Systems Group, Inc.*	533,084
8,093	FirstService Corp.	706,379
6,113	Kinaxis, Inc.*	390,376
		2,846,775
	CHINA — 1.5%
52,750	Hangzhou Tigermed Consulting Co., Ltd. - Class A	512,100

	DENMARK — 1.3%
4,913	SimCorp A/S	438,949

	GERMANY — 6.5%
10,954	Delivery Hero S.E.*,1	513,492
23,915	Evotec S.E.*	546,530
9,685	Isra Vision A.G.	457,569
6,762	Nemetschek S.E.	343,907
15,397	RIB Software S.E.	398,749
		2,260,247
	HONG KONG — 1.9%
204,000	Ausnutria Dairy Corp. Ltd.*	305,115
91,000	Vitasoy International Holdings Ltd.	370,457
		675,572
	INDIA — 3.1%
97,598	Syngene International Ltd.[1]	456,006
9,920	WNS Holdings Ltd. - ADR*	613,453
		1,069,459

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 1.2%
29,461	Keywords Studios PLC	$423,597

	ISRAEL — 3.1%
5,643	CyberArk Software Ltd.*	573,216
4,089	Wix.com Ltd.*	499,144
		1,072,360
	ITALY — 3.2%
24,930	Amplifon S.p.A.	626,170
18,025	Interpump Group S.p.A.	493,747
		1,119,917
	JAPAN — 17.1%
21,300	Asahi Intecc Co., Ltd.	589,749
5,860	GMO Payment Gateway, Inc.	433,572
7,235	Harmonic Drive Systems, Inc.	339,005
18,600	Japan Elevator Service Holdings Co., Ltd.	505,519
37,500	Japan Material Co., Ltd.	533,035
11,242	Lasertec Corp.	816,162
14,800	Mercari, Inc.*	335,909
16,740	MonotaRO Co., Ltd.	512,322
23,700	Nihon M&A Center, Inc.	726,428
6,900	PKSHA Technology, Inc.*	269,317
8,900	Raksul, Inc.*	294,634
39,700	Rakus Co., Ltd.	599,231
		5,954,883
	JERSEY — 1.4%
68,872	Sanne Group PLC	471,042

	MEXICO — 1.4%
92,000	Regional S.A.B. de C.V.	488,683

	NETHERLANDS — 5.0%
7,458	IMCD N.V.	581,435
5,485	InterXion Holding N.V.*	483,887
8,446	Takeaway.com N.V.*,1	687,662
		1,752,984
	RUSSIA — 1.1%
22,688	HeadHunter Group PLC - ADR	396,132

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA — 3.2%
8,944	Douzone Bizon Co., Ltd.	$564,261
794	Medy-Tox, Inc.	225,209
12,354	Settle Bank, Inc.*	330,764
		1,120,234
	SWEDEN — 9.3%
66,649	Avanza Bank Holding A.B.	568,080
24,147	Beijer Ref A.B.	651,209
32,559	Biotage A.B.	335,851
9,607	Cellavision A.B.	274,111
58,424	EQT A.B.*	560,539
17,784	Indutrade A.B.	547,387
33,276	Medicover A.B.*	296,378
		3,233,555
	SWITZERLAND — 5.1%
2,045	Tecan Group A.G.	483,420
4,168	VAT Group A.G.*,1	611,152
13,831	Wizz Air Holdings PLC*,1	683,309
		1,777,881
	TAIWAN — 1.2%
29,200	Airtac International Group	400,486

	UNITED ARAB EMIRATES — 1.6%
79,544	Network International Holdings PLC*,1	557,426

	UNITED KINGDOM — 7.0%
24,018	Abcam PLC	362,137
16,085	accesso Technology Group PLC*	120,846
15,720	Craneware PLC	483,614
12,395	Dechra Pharmaceuticals PLC	422,265
60,707	GB Group PLC	474,961
5,635	Spirax-Sarco Engineering PLC	578,463
		2,442,286
	UNITED STATES — 1.4%
6,766	Elastic N.V.*	487,220
	TOTAL COMMON STOCKS
	(Cost $30,212,574)	32,389,641

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	EQUITY CERTIFICATES — 0.7%
	CHINA — 0.7%
19,900	Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A*,2	$257,105
	TOTAL EQUITY CERTIFICATES
	(Cost $273,984)	257,105

Principal Amount
	SHORT-TERM INVESTMENTS — 7.8%
$2,717,487	UMB Money Market II Special, 1.73%[3]	2,717,487
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,717,487)	2,717,487

	TOTAL INVESTMENTS — 101.6%
	(Cost $33,204,045)	35,364,233

	Liabilities in Excess of Other Assets — (1.6)%	(564,571)
	TOTAL NET ASSETS — 100.0%	$34,799,662

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,509,047, which represents 10.08% of total net assets of the Fund.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At October 31, 2019, the value of these restricted securities amounted to $257,105 or 0.74% of net assets. These restricted securities have not been deemed illiquid.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/16/18	2,080
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/9/18	2,076
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/10/18	70,202
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	12/4/18	24,120
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	5/10/19	1,986
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	5/24/19	1,854
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	6/5/19	11,130
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	6/10/19	5,334
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	6/17/19	7,389
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	7/9/19	121,907
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	9/19/19	7,123
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/11/19	4,187
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/16/19	6,666
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/31/19	7,930

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	23.3%
Health Care	17.8%
Financials	16.9%
Industrials	16.7%
Consumer Discretionary	8.8%
Communications	4.0%
Consumer Staples	3.9%
Materials	1.7%
Total Common Stocks	93.1%
Equity Certificates	0.7%
Short-Term Investments	7.8%
Total Investments	101.6%
Liabilities in Excess of Other Assets	(1.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.0%
	COMMUNICATIONS — 1.1%
79	Yelp, Inc.*	$2,726

	CONSUMER DISCRETIONARY — 22.4%
65	AMN Healthcare Services, Inc.*	3,819
61	ASGN, Inc.*	3,879
54	Brink's Co.	4,588
243	Callaway Golf Co.	4,913
83	Dave & Buster's Entertainment, Inc.	3,302
111	Eldorado Resorts, Inc.*	4,969
69	Etsy, Inc.*	3,070
34	Marriott Vacations Worldwide Corp.	3,738
43	MSA Safety, Inc.	5,163
312	OneSpaWorld Holdings Ltd.*	4,852
72	Planet Fitness, Inc. - Class A*	4,584
209	Regis Corp.*	4,305
79	Texas Roadhouse, Inc.	4,463
		55,645
	CONSUMER STAPLES — 3.5%
25	Casey's General Stores, Inc.	4,270
104	Performance Food Group Co.*	4,432
		8,702
	FINANCIALS — 11.9%
108	Americold Realty Trust - REIT	4,330
94	Ameris Bancorp	4,028
29	Euronet Worldwide, Inc.*	4,062
156	Evo Payments, Inc. - Class A*	4,435
105	Moelis & Co.	3,746
36	Primerica, Inc.	4,543
92	Rexford Industrial Realty, Inc. - REIT	4,424
		29,568
	HEALTH CARE — 19.4%
58	ACADIA Pharmaceuticals, Inc.*	2,460
47	Acceleron Pharma, Inc.*	2,109
82	AtriCure, Inc.*	2,180
58	Biohaven Pharmaceutical Holding Co., Ltd.*	2,663
31	Blueprint Medicines Corp.*	2,134
28	Charles River Laboratories International, Inc.*	3,640
33	FibroGen, Inc.*	1,292
116	Halozyme Therapeutics, Inc.*	1,777
18	ICU Medical, Inc.*	2,909

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
36	Inspire Medical Systems, Inc.*	$2,195
76	Iovance Biotherapeutics, Inc.*	1,606
69	Kura Oncology, Inc.*	1,034
20	Ligand Pharmaceuticals, Inc.*	2,176
76	Merit Medical Systems, Inc.*	1,570
24	Penumbra, Inc.*	3,743
7	Reata Pharmaceuticals, Inc. - Class A*	1,443
30	Repligen Corp.*	2,385
69	Shockwave Medical, Inc.*	2,347
72	Tandem Diabetes Care, Inc.*	4,434
54	Teladoc Health, Inc.*	4,136
		48,233
	INDUSTRIALS — 9.1%
45	Axon Enterprise, Inc.*	2,301
65	BWX Technologies, Inc.	3,776
43	John Bean Technologies Corp.	4,419
51	Mercury Systems, Inc.*	3,757
54	Tetra Tech, Inc.	4,723
33	Woodward, Inc.	3,520
		22,496
	MATERIALS — 6.6%
44	Ingevity Corp.*	3,705
26	Rogers Corp.*	3,523
48	Trex Co., Inc.*	4,219
98	Universal Forest Products, Inc.	4,935
		16,382
	TECHNOLOGY — 21.0%
159	ACI Worldwide, Inc.*	4,991
69	Blackline, Inc.*	3,225
68	Cubic Corp.	5,014
245	FireEye, Inc.*	3,881
129	LivePerson, Inc.*	5,296
40	LogMeIn, Inc.	2,627
49	MAXIMUS, Inc.	3,760
61	Omnicell, Inc.*	4,294
33	Paylocity Holding Corp.*	3,386
67	PROS Holdings, Inc.*	3,433
74	Semtech Corp.*	3,734
76	Tabula Rasa HealthCare, Inc.*	3,871

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
72	WNS Holdings Ltd. - ADR*	$4,453
		51,965
	TOTAL COMMON STOCKS
	(Cost $237,583)	235,717

Principal Amount
	SHORT-TERM INVESTMENTS — 100.7%
$250,000	UMB Money Market II Special, 1.72%[1]	250,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $250,000)	250,000

	TOTAL INVESTMENTS — 195.7%
	(Cost $487,583)	485,717

	Liabilities in Excess of Other Assets — (95.7)%	(237,569)
	TOTAL NET ASSETS — 100.0%	$248,148

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	22.4%
Technology	21.0%
Health Care	19.4%
Financials	11.9%
Industrials	9.1%
Materials	6.6%
Consumer Staples	3.5%
Communications	1.1%
Total Common Stocks	95.0%
Short-Term Investments	100.7%
Total Investments	195.7%
Liabilities in Excess of Other Assets	(95.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.9%
	COMMUNICATIONS — 2.0%
383	Hemisphere Media Group, Inc.*	$4,945

	CONSUMER DISCRETIONARY — 35.3%
53	American Woodmark Corp.*	5,256
118	America's Car-Mart, Inc.*	10,737
209	Beacon Roofing Supply, Inc.*	6,487
65	Dorman Products, Inc.*	4,677
582	Emerald Expositions Events, Inc.	5,657
132	ePlus, Inc.*	10,313
395	Healthcare Services Group, Inc.	9,622
398	KAR Auction Services, Inc.	9,894
311	SP Plus Corp.*	13,737
58	UniFirst Corp.	11,649
		88,029
	ENERGY — 4.6%
172	EnerSys	11,500

	FINANCIALS — 16.6%
88	Cass Information Systems, Inc.	5,043
47	Enstar Group Ltd.*	9,442
275	Focus Financial Partners, Inc. - Class A*	6,017
89	Jones Lang LaSalle, Inc.	13,040
74	Virtus Investment Partners, Inc.	8,028
		41,570
	HEALTH CARE — 7.1%
81	Addus HomeCare Corp.*	6,821
50	Emergent BioSolutions, Inc.*	2,858
238	Natus Medical, Inc.*	8,016
		17,695
	INDUSTRIALS — 12.6%
25	Chase Corp.	2,928
114	Crane Co.	8,723
156	Dycom Industries, Inc.*	7,112
76	EMCOR Group, Inc.	6,666
119	WESCO International, Inc.*	5,968
		31,397
	MATERIALS — 1.0%
38	Neenah, Inc.	2,451

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 10.7%
63	Cabot Microelectronics Corp.	$9,521
63	FLIR Systems, Inc.	3,248
56	Manhattan Associates, Inc.*	4,197
678	Verra Mobility Corp.*	9,729
		26,695
	TOTAL COMMON STOCKS
	(Cost $224,793)	224,282

Principal Amount
	SHORT-TERM INVESTMENTS — 100.2%
$250,000	UMB Money Market II Special, 1.73%[1]	250,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $250,000)	250,000

	TOTAL INVESTMENTS — 190.1%
	(Cost $474,793)	474,282

	Liabilities in Excess of Other Assets — (90.1)%	(224,786)
	TOTAL NET ASSETS — 100.0%	$249,496

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	35.3%
Financials	16.6%
Industrials	12.6%
Technology	10.7%
Health Care	7.1%
Energy	4.6%
Communications	2.0%
Materials	1.0%
Total Common Stocks	89.9%
Short-Term Investments	100.2%
Total Investments	190.1%
Liabilities in Excess of Other Assets	(90.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2019 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$7,927,494,178	$62,724,821	$134,138,065
Foreign currency, at cost	—	778,653	—
Investments, at value	$10,073,691,137	$76,425,240	$150,879,886
Foreign currency, at value	-	777,261	-
Receivables:
Investment securities sold	-	311,378	-
Fund shares sold	10,671,191	150,413	155,087
Dividends and interest	12,975,776	37,665	83,665
Due from Advisor	-	-	-
Due from custodian	-	44,000	-
Offering costs	-	-	-
Prepaid expenses	173,911	15,114	24,776
Total assets	10,097,512,015	77,761,071	151,143,414

Liabilities:
Payables:
Investment securities purchased	-	2,311,276	-
Fund shares redeemed	5,083,214	4,382	55,446
Advisory fees	7,024,891	37,817	77,034
Shareholder servicing fees (Note 7)	46,761	999	12,856
Distribution fees (Note 8)	46,423	1,720	1,252
Fund administration fees	520,107	12,900	21,609
Custody fees	701,981	5,940	10,362
Fund accounting fees	187,631	23,014	25,092
Transfer agent fees and expenses	280,503	15,377	13,289
Shareholder reporting fees	58,573	531	1,045
Auditing fees	9,250	9,423	9,423
Trustees' deferred compensation (Note 3)	17,490	3,043	3,068
Legal fees	369	3,321	4,621
Trustees' fees and expenses	311	323	297
Chief Compliance Officer fees	903	599	707
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	34,773	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	124,850	6,088	3,850
Total liabilities	14,103,257	2,471,526	239,951

Net Assets	$10,083,408,758	$75,289,545	$150,903,463
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	8,057,836,186	61,561,247	131,853,116
Total distributable earnings (loss)	2,025,572,572	13,728,298	19,050,347
Net Assets	$10,083,408,758	$75,289,545	$150,903,463

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$226,428,790	$9,729,516	$6,719,561
Shares of beneficial interest issued and outstanding	12,881,439	719,775	386,713
Net asset value, offering and redemption price per share	$17.58	$13.52	$17.38

Institutional Class:
Net assets applicable to shares outstanding	$9,856,979,968	$65,560,029	$144,183,902
Shares of beneficial interest issued and outstanding	558,141,644	4,827,106	8,197,082
Net asset value, offering and redemption price per share	$17.66	$13.58	$17.59

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2019 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Assets:
Investments, at cost	$33,204,045	$487,583	$474,793
Foreign currency, at cost	25,691	—	—
Investments, at value	$35,364,233	$485,717	$474,282
Foreign currency, at value	25,756	-	-
Receivables:
Investment securities sold	340,524	-	-
Fund shares sold	42,777	-	-
Dividends and interest	14,585	31	24
Due from Advisor	-	1,300	1,300
Due from custodian	-	-	-
Offering costs	-	9,624	9,624
Prepaid expenses	12,629	40,782	40,782
Total assets	35,800,504	537,454	526,012

Liabilities:
Payables:
Investment securities purchased	915,007	237,583	224,793
Fund shares redeemed	-	-	-
Advisory fees	11,885	-	-
Shareholder servicing fees (Note 7)	3,044	2	2
Distribution fees (Note 8)	-	-	-
Fund administration fees	3,714	219	219
Custody fees	11,938	34	34
Fund accounting fees	19,717	244	244
Transfer agent fees and expenses	7,520	173	173
Shareholder reporting fees	248	29	29
Auditing fees	9,248	175	175
Trustees' deferred compensation (Note 3)	2,961	-	-
Legal fees	5,116	55	55
Trustees' fees and expenses	1,137	49	49
Chief Compliance Officer fees	1,449	30	30
Offering costs - Advisor	-	41,014	41,014
Non-U.S. Taxes	3,306	-	-
Offering costs - Related Parties	-	9,677	9,677
Accrued other expenses	4,552	22	22
Total liabilities	1,000,842	289,306	276,516

Net Assets	$34,799,662	$248,148	$249,496
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	32,919,411	250,000	250,000
Total distributable earnings (loss)	1,880,251	(1,852)	(504)
Net Assets	$34,799,662	$248,148	$249,496

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$9,925	$9,980
Shares of beneficial interest issued and outstanding	-	1,000	1,000
Net asset value, offering and redemption price per share	$-	$9.93	$9.98

Institutional Class:
Net assets applicable to shares outstanding	$34,799,662	$238,223	$239,516
Shares of beneficial interest issued and outstanding	2,158,415	24,000	24,000
Net asset value, offering and redemption price per share	$16.12	$9.93	$9.98

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATION

For the Periods Ended October 31, 2019 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,394,526, $59,965 and $42,953, respectively)	$50,931,806	$475,889	$604,933
Interest	4,805,292	31,390	57,435
Total investment income	55,737,098	507,279	662,368

Expenses:
Advisory fees	38,391,988	325,943	505,420
Shareholder servicing fees (Note 7)	3,456,099	15,282	72,666
Fund administration fees	1,982,173	48,504	67,517
Custody fees	1,109,098	49,620	17,464
Transfer agent fees and expenses	408,628	23,111	17,706
Fund accounting fees	353,121	33,529	39,287
Distribution fees (Note 8)	204,016	8,349	5,571
Shareholder reporting fees	152,206	3,247	8,430
Miscellaneous	142,747	5,318	6,534
Registration fees	113,467	16,326	23,979
Legal fees	37,583	3,011	4,014
Trustees' fees and expenses	19,389	3,880	3,930
Insurance fees	9,557	753	788
Auditing fees	9,250	9,423	9,422
Chief Compliance Officer fees	2,896	2,913	2,913
Offering costs	-	-	-

Total expenses	46,392,218	549,209	785,641
Advisory fees waived	-	(133,431)	(155,729)
Other expenses absorbed	-	-	-
Net expenses	46,392,218	415,778	629,912
Net investment income (loss)	9,344,880	91,501	32,456

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	32,636,486	457,041 [1]	1,702,707
Foreign currency transactions	(215,973)	(6,894)	(211)
Net realized gain (loss)	32,420,513	450,147	1,702,496
Net change in unrealized appreciation/depreciation on:
Investments	515,926,864	2,977,568 [2]	2,907,049
Foreign currency translations	55,611	(1,421)	78
Net change in unrealized appreciation/depreciation	515,982,475	2,976,147	2,907,127
Net realized and unrealized gain (loss)	548,402,988	3,426,294	4,609,623

Net Increase (Decrease) in Net Assets from Operations	$557,747,868	$3,517,795	$4,642,079

[1]	Net of non-U.S. taxes $8,099.
[2]	Net of non-U.S. taxes $34,773.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Periods Ended October 31, 2019 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund*	WCM Focused Small Cap Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $4,979, $0 and $0, respectively)	$60,923	$8	$-
Interest	16,207	23	24
Total investment income	77,130	31	24

Expenses:
Advisory fees	123,204	14	14
Shareholder servicing fees (Note 7)	4,135	2	2
Fund administration fees	24,697	219	219
Custody fees	28,648	34	34
Transfer agent fees and expenses	9,574	173	173
Fund accounting fees	28,047	244	244
Distribution fees (Note 8)	-	-	-
Shareholder reporting fees	1,570	29	29
Miscellaneous	3,280	22	22
Registration fees	9,505	225	225
Legal fees	3,892	55	55
Trustees' fees and expenses	4,759	49	49
Insurance fees	687	6	6
Auditing fees	9,248	175	175
Chief Compliance Officer fees	2,860	30	30
Offering costs	-	53	53

Total expenses	254,106	1,330	1,330
Advisory fees waived	(100,101)	(14)	(14)
Other expenses absorbed	-	(1,299)	(1,299)
Net expenses	154,005	17	17
Net investment income (loss)	(76,875)	14	7

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(78,871)	-	-
Foreign currency transactions	1,296	-	-
Net realized gain (loss)	(77,575)	-	-
Net change in unrealized appreciation/depreciation on:
Investments	1,182,179	(1,866)	(511)
Foreign currency translations	(4,774)	-	-
Net change in unrealized appreciation/depreciation	1,177,405	(1,866)	(511)
Net realized and unrealized gain (loss)	1,099,830	(1,866)	(511)

Net Increase (Decrease) in Net Assets from Operations	$1,022,955	$(1,852)	$(504)

*	The Funds commenced operations on October 30, 2019.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$9,344,880	$24,246,268
Net realized gain (loss) on investments and foreign currency transactions	32,420,513	(80,220,113)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	515,982,475	611,064,083
Net increase in net assets resulting from operations	557,747,868	555,090,238

Distributions to Shareholders:
Investor Class	-	(5,995,137)
Institutional Class	-	(237,902,363)
Total Distributions to Shareholders	-	(243,897,500)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	68,080,553	81,106,380
Institutional Class	2,523,383,973	3,001,140,133
Reinvestment of distributions:
Investor Class	-	5,972,562
Institutional Class	-	203,025,880
Cost of shares redeemed:
Investor Class[1]	(55,138,484)	(57,439,329)
Institutional Class[2]	(631,573,567)	(1,662,910,274)
Net increase in net assets from capital transactions	1,904,752,475	1,570,895,352

Total increase in net assets	2,462,500,343	1,882,088,090

Net Assets:
Beginning of period	7,620,908,415	5,738,820,325
End of period	$10,083,408,758	$7,620,908,415
Capital Share Transactions:
Shares sold:
Investor Class	3,971,141	5,227,282
Institutional Class	147,281,800	193,395,688
Shares reinvested:
Investor Class	—	416,787
Institutional Class	—	14,128,454
Shares redeemed:
Investor Class	(3,206,393)	(3,735,956)
Institutional Class	(36,821,316)	(109,787,274)
Net increase in capital share transactions	111,225,232	99,644,981

[1]	Net of redemption fees of $2 and $4,078, respectively.
[2]	Net of redemption fees of $476 and $70,894, respectively.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$91,501	$501,128
Net realized gain (loss) on investments and foreign currency transactions	450,147	(434,592)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,976,147	4,243,822
Net increase from payment by affiliates	-	327
Net increase in net assets resulting from operations	3,517,795	4,310,685

Distributions to Shareholders:
Investor Class	-	(63,273)
Institutional Class	-	(312,406)
Total Distributions to Shareholders	-	(375,679)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,112,185	2,583,652
Institutional Class	15,478,604	35,046,463
Reinvestment of distributions:
Investor Class	-	63,084
Institutional Class	-	163,133
Cost of shares redeemed:
Investor Class[1]	(315,734)	(5,295,385)
Institutional Class	(3,893,796)	(10,306,471)
Net increase in net assets from capital transactions	14,381,259	22,254,476

Total increase in net assets	17,899,054	26,189,482

Net Assets:
Beginning of period	57,390,491	31,201,009
End of period	$75,289,545	$57,390,491

Capital Share Transactions:
Shares sold:
Investor Class	237,737	223,214
Institutional Class	1,201,133	3,073,272
Shares reinvested:
Investor Class	—	5,820
Institutional Class	—	14,994
Shares redeemed:
Investor Class	(24,608)	(442,552)
Institutional Class	(299,137)	(947,058)
Net increase in capital share transactions	1,115,125	1,927,690

[1]	Net of redemption fees of $0 and $463, respectively.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$32,456	$(160,150)
Net realized gain on investments and foreign currency transactions	1,702,496	2,484,149
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,907,127	10,551,278
Net increase in net assets resulting from operations	4,642,079	12,875,277

Distributions to Shareholders:
Investor Class	-	(105,216)
Institutional Class	-	(1,908,045)
Total Distributions to Shareholders	-	(2,013,261)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,817,390	1,374,706
Institutional Class	61,946,240	76,466,141
Reinvestment of distributions:
Investor Class	-	105,216
Institutional Class	-	1,907,702
Cost of shares redeemed:
Investor Class[1]	(835,805)	(944,914)
Institutional Class[2]	(16,181,712)	(26,920,043)
Net increase in net assets from capital transactions	47,746,113	51,988,808

Total increase in net assets	52,388,192	62,850,824

Net Assets:
Beginning of period	98,515,271	35,664,447
End of period	$150,903,463	$98,515,271
Capital Share Transactions:
Shares sold:
Investor Class	163,183	89,585
Institutional Class	3,553,331	5,049,958
Shares reinvested:
Investor Class	—	7,197
Institutional Class	—	129,161
Shares redeemed:
Investor Class	(48,651)	(61,289)
Institutional Class	(927,432)	(1,741,456)
Net increase in capital share transactions	2,740,431	3,473,156

[1]	Net of redemption fees of $0 and $206, respectively.
[2]	Net of redemption fees of $0 and $44,464, respectively.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(76,875)	$(48,214)
Net realized gain (loss) on investments and foreign currency transactions	(77,575)	88,907
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,177,405	470,482
Net increase in net assets resulting from operations	1,022,955	511,175

Distributions to Shareholders:
Distributions	-	(411,968)
Total Distributions to Shareholders	-	(411,968)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	22,399,409	10,923,395
Reinvestment of distributions:
Institutional class	-	411,968
Cost of shares redeemed:
Institutional class[1]	(544,545)	(2,217,247)
Net increase in net assets from capital transactions	21,854,864	9,118,116

Total increase in net assets	22,877,819	9,217,323

Net Assets:
Beginning of period	11,921,843	2,704,520
End of period	$34,799,662	$11,921,843
Capital Share Transactions:
Shares sold:
Institutional class	1,428,029	710,714
Shares reinvested:
Institutional class	—	31,352
Shares redeemed:
Institutional class	(35,145)	(159,379)
Net increase in capital share transactions	1,392,884	582,687

[1]	Net of redemption fees of $0 and $52, respectively.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period October 30, 2019* through October 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$14
Net change in unrealized appreciation/depreciation on investments	(1,866)
Net decrease in net assets resulting from operations	(1,852)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	240,000
Net increase in net assets from capital transactions	250,000

Total increase in net assets	248,148

Net Assets:
Beginning of period	-
End of period	$248,148
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	24,000
Net increase in capital share transactions	25,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period October 30, 2019* through October 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$7
Net change in unrealized appreciation/depreciation on investments	(511)
Net decrease in net assets resulting from operations	(504)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	240,000
Net increase in net assets from capital transactions	250,000

Total increase in net assets	249,496

Net Assets:
Beginning of period	-
End of period	$249,496
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	24,000
Net increase in capital share transactions	25,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.51	$15.87	$13.84	$12.25	$12.76	$11.83
Income from Investment Operations:
Net investment income[1]	- [2]	0.03	0.03	0.05	0.05	0.05
Net realized and unrealized gain (loss)	1.07	1.15	2.04	1.77	(0.45)	0.92
Total from investment operations	1.07	1.18	2.07	1.82	(0.40)	0.97

Less Distributions:
From net investment income	-	(0.01)	(0.04)	(0.04)	- [2]	- [2]
From net realized gain	-	(0.53)	- [2]	(0.19)	(0.11)	(0.04)
Total distributions	-	(0.54)	(0.04)	(0.23)	(0.11)	(0.04)
Net asset value, end of period	$17.58	$16.51	$15.87	$13.84	$12.25	$12.76

Total return[3]	6.48%[4]	7.99%	14.98%	15.11%	(3.11)%	8.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$226,429	$200,100	$162,025	$122,225	$63,619	$73,267

Ratio of expenses to average net assets	1.21%[5]	1.24%	1.30%	1.27%	1.28%	1.29%
Ratio of net investment income to average net assets	0.03%[5]	0.17%	0.21%	0.41%	0.40%	0.38%

Portfolio turnover rate	5%[4]	21%	26%	21%	26%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.58	$15.94	$13.89	$12.29	$12.81	$11.87
Income from Investment Operations:
Net investment income[1]	0.02	0.06	0.07	0.08	0.08	0.08
Net realized and unrealized gain (loss)	1.06	1.16	2.05	1.77	(0.45)	0.93
Total from investment operations	1.08	1.22	2.12	1.85	(0.37)	1.01

Less Distributions:
From net investment income	-	(0.05)	(0.07)	(0.06)	(0.04)	(0.03)
From net realized gain	-	(0.53)	- [2]	(0.19)	(0.11)	(0.04)
Total distributions	-	(0.58)	(0.07)	(0.25)	(0.15)	(0.07)
Net asset value, end of period	$17.66	$16.58	$15.94	$13.89	$12.29	$12.81

Total return[3]	6.51%[4]	8.25%	15.30%	15.38%	(2.91)%	8.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,856,980	$7,420,808	$5,576,795	$3,664,917	$2,218,130	$1,076,426

Ratio of expenses to average net assets	1.02%[5]	1.03%	1.05%	1.02%	1.03%	1.04%
Ratio of net investment income to average net assets	0.21%[5]	0.38%	0.46%	0.66%	0.64%	0.63%

Portfolio turnover rate	5%[4]	21%	26%	21%	26%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.91	$12.43	$10.28	$9.44	$9.83	$10.26
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.14	0.13	0.11	0.07	(0.03)
Net realized and unrealized gain (loss)	0.60	0.42	2.11	0.80	(0.43)	(0.40)
Net increase from payment by affiliates (Note 3)	-	- [2]	-	-	-	-
Total from investment operations	0.61	0.56	2.24	0.91	(0.36)	(0.43)

Less Distributions:
From net investment income	-	(0.08)	(0.09)	(0.07)	(0.03)	-
From net realized gain	-	-	-	-	-	- [2]
Total distributions	-	(0.08)	(0.09)	(0.07)	(0.03)	-

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$13.52	$12.91	$12.43	$10.28	$9.44	$9.83

Total return[3]	4.72%[4]	4.64%	21.87%	9.71%	(3.69)%	(4.19)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,730	$6,540	$8,950	$6,955	$5,671	$5,245

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.89%[5]	2.05%	2.26%	2.59%	3.16%	4.74%
After fees waived and expenses absorbed	1.48%[5]	0.00%	0.00%	0.00%	0.29%	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.33)%[5]	(0.88)%	(1.17)%	(1.47)%	(2.10)%	(3.37)%
After fees waived and expenses absorbed	0.08%[5]	1.17%	1.09%	1.12%	0.77%	(0.28)%

Portfolio turnover rate	9%[4]	48%	47%	50%	49%	37%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.96	$12.47	$10.32	$9.47	$9.87	$10.28
Income from Investment Operations:
Net investment income[1]	0.02	0.14	0.13	0.11	0.07	- [2]
Net realized and unrealized gain (loss)	0.60	0.43	2.11	0.81	(0.43)	(0.41)
Net increase from payment by affiliates (Note 3)	-	- [2]	-	-	-	-
Total from investment operations	0.62	0.57	2.24	0.92	(0.36)	(0.41)

Less Distributions:
From net investment income	-	(0.08)	(0.09)	(0.07)	(0.04)	-
From net realized gain	-	-	-	-	-	- [2]
Total distributions	-	(0.08)	(0.09)	(0.07)	(0.04)	-

Redemption fee proceeds[1]	-	- [2]	-	-	-	-
Net asset value, end of period	$13.58	$12.96	$12.47	$10.32	$9.47	$9.87

Total return[3]	4.78%[4]	4.70%	21.79%	9.79%	(3.65)%	(3.99)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,560	$50,850	$22,251	$19,758	$10,989	$8,532

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.66%[5]	1.80%	2.01%	2.34%	2.91%	4.49%
After fees waived and expenses absorbed	1.25%[5]	0.00%	0.00%	0.00%	0.24%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.10)%[5]	(0.63)%	(0.92)%	(1.22)%	(1.85)%	(3.12)%
After fees waived and expenses absorbed	0.31%[5]	1.17%	1.09%	1.12%	0.82%	(0.03)%

Portfolio turnover rate	9%[4]	48%	47%	50%	49%	37%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.68	$14.96	$13.00	$12.80	$12.54	$11.31
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.08)	(0.04)	0.17	0.02	0.01
Net realized and unrealized gain	0.72	2.21	2.22	1.52	0.29	1.37
Total from investment operations	0.70	2.13	2.18	1.69	0.31	1.38

Less Distributions:
From net investment income	-	-	(0.04)	(0.25)	-	-
From net realized gain	-	(0.41)	(0.18)	(1.25)	(0.05)	(0.15)
Total distributions	-	(0.41)	(0.22)	(1.50)	(0.05)	(0.15)

Redemption fee proceeds[1]	-	- [2]	- [2]	0.01	- [2]	-
Net asset value, end of period	$17.38	$16.68	$14.96	$13.00	$12.80	$12.54

Total return[3]	4.20%[4]	14.59%	16.81%	14.40%	2.45%	12.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,720	$4,541	$3,540	$2,526	$345	$122

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%[5]	1.73%	2.29%	5.52%	2.28%	64.67%
After fees waived and expenses absorbed	1.30%[5]	1.40%	1.40%	0.00%	0.83%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.40)%[5]	(0.83)%	(1.13)%	(4.22)%	(1.28)%	(63.12)%
After fees waived and expenses absorbed	(0.18)%[5]	(0.50)%	(0.24)%	1.30%	0.17%	0.05%

Portfolio turnover rate	13%[4]	48%	38%	46%	233%	42%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.87	$15.06	$13.05	$12.85	$12.57	$11.33
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.04)	- [2]	0.16	0.04	0.10
Net realized and unrealized gain	0.71	2.25	2.23	1.55	0.29	1.31
Total from investment operations	0.72	2.21	2.23	1.71	0.33	1.41

Less Distributions:
From net investment income	-	-	(0.04)	(0.26)	-	(0.02)
From net realized gain	-	(0.41)	(0.18)	(1.25)	(0.05)	(0.15)
Total distributions	-	(0.41)	(0.22)	(1.51)	(0.05)	(0.17)

Redemption fee proceeds[1]	-	0.01	- [2]	- [2]	-	-
Net asset value, end of period	$17.59	$16.87	$15.06	$13.05	$12.85	$12.57

Total return[3]	4.27%[4]	15.09%	17.13%	14.35%	2.69%	12.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$144,184	$93,974	$32,124	$11,760	$386	$411

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.31%[5]	1.48%	2.04%	5.27%	1.90%	64.42%
After fees waived and expenses absorbed	1.05%[5]	1.15%	1.15%	0.00%	0.69%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.20)%[5]	(0.58)%	(0.88)%	(3.97)%	(0.90)%	(62.87)%
After fees waived and expenses absorbed	0.06%[5]	(0.25)%	0.01%	1.30%	0.31%	0.30%

Portfolio turnover rate	13%[4]	48%	38%	46%	233%	42%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,			For the Period November 30, 2015* through April 30,
	(Unaudited)	2019	2018	2017	2016
Net asset value, beginning of period	$15.57	$14.79	$11.58	$10.08	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.09)	(0.05)	(0.02)	(0.01)
Net realized and unrealized gain	0.60	1.37	3.41	1.51	0.15
Net increase from payment by affiliates	-	-	-	0.01	-
Total from investment operations	0.55	1.28	3.36	1.50	0.14

Less Distributions:
From net investment income	-	-	-	-	(0.06)
From net realized gain	-	(0.50)	(0.15)	-	-
Total distributions	-	(0.50)	(0.15)	-	(0.06)

Redemption fee proceeds	-	- [2]	- [2]	-	-
Net asset value, end of period	$16.12	$15.57	$14.79	$11.58	$10.08

Total return[3]	3.53%[4]	9.29%	29.18%	14.88%[5]	1.39%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,800	$11,922	$2,705	$1,755	$624

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.06%[6]	4.34%	11.35%	19.60%	39.92%[6]
After fees waived and expenses absorbed	1.25%[6]	1.40%	1.40%	1.40%	1.40%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.43)%[6]	(3.55)%	(10.33)%	(18.43)%	(38.75)%[6]
After fees waived and expenses absorbed	(0.62)%[6]	(0.61)%	(0.38)%	(0.23)%	(0.23)%[6]

Portfolio turnover rate	25%[4]	81%	58%	59%	18%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Payments by affiliates had impact of 0.10% to the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period October 30, 2019* through October 31, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net realized and unrealized loss	(0.07)
Total from investment operations	(0.07)
Net asset value, end of period	$9.93

Total return	(0.70)%[1]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	98.85%[2]
After fees waived and expenses absorbed	1.50%[2]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(95.51)%[2]
After fees waived and expenses absorbed	1.84%[2]

Portfolio turnover rate	-%[1]

*	Commencement of operations.
[1]	Not annualized.
[2]	Annualized.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period October 30, 2019* through October 31, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net realized and unrealized loss	(0.07)
Total from investment operations	(0.07)
Net asset value, end of period	$9.93

Total return	(0.70)%[1]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$238

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	97.68%[2]
After fees waived and expenses absorbed	1.25%[2]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(95.44)%[2]
After fees waived and expenses absorbed	0.99%[2]

Portfolio turnover rate	-%[1]

*	Commencement of operations.
[1]	Not annualized.
[2]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period October 30, 2019* through October 31, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net realized and unrealized loss	(0.02)
Total from investment operations	(0.02)
Net asset value, end of period	$9.98

Total return	(0.20)%[1]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	98.68%[2]
After fees waived and expenses absorbed	1.50%[2]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(95.35)%[2]
After fees waived and expenses absorbed	1.83%[2]

Portfolio turnover rate	-%[1]

*	Commencement of operations.
[1]	Not annualized.
[2]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period October 30, 2019* through October 31, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net realized and unrealized loss	(0.02)
Total from investment operations	(0.02)
Net asset value, end of period	$9.98

Total return	(0.20)%[1]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$240

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	97.52%[2]
After fees waived and expenses absorbed	1.25%[2]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(95.81)%[2]
After fees waived and expenses absorbed	0.46%[2]

Portfolio turnover rate	-%[1]

*	Commencement of operations.
[1]	Not annualized.
[2]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”), WCM Small Cap Growth Fund (“Small Cap Growth Fund”) and WCM Focused Small Cap Fund (“Small Cap Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Small Cap Growth Fund commenced investment operations on October 30, 2019.

The Small Cap Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Small Cap Fund commenced investment operations on October 30, 2019.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

At October 31, 2019, International Small Cap Growth Fund and Emerging Markets Fund had unrealized depreciation of $16,879 and unrealized appreciation of $323,103, respectively, as a result of its investments in these financial instruments. The aggregate market values of these certificates for International Small Cap Growth Fund and Emerging Markets represented 0.72% and 1.4%, respectively, of the total market value of investments at October 31, 2019.

The Small Cap Growth and Small Cap Funds incurred offering costs of approximately $9,677, respectively, which are being amortized over a one-year period from October 30, 2019 (commencement of operations).

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2016-2019 for the International Growth, Emerging Markets, Global Growth and International Small Cap Growth and as of and during the six months ended October 31, 2019 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund and Small Cap Fund pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until August 31, 2029 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund and August 31, 2021 for the Small Cap Growth Fund and the Small Cap Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%*	1.25%*
Global Growth Fund	0.85%	1.30%*	1.05%*
International Small Cap Growth Fund	1.00%	-	1.25%**
Small Cap Growth Fund	1.00%	1.50%	1.25%
Small Cap Fund	1.00%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Prior to May 1, 2019, the annual operating expenses limit for the Emerging Markets Fund and Global Growth Fund were 1.65% and 1.40%, respectively, for Investor Class, and 1.40% and 1.15%, respectively, for Institutional Class.
**	Prior to May 1, 2019, the annual operating expenses limit was 1.40% of the Fund’s average daily net assets.

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) of the Emerging Markets Fund from July 1, 2015 through April 30, 2019. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

For the periods ended October 31, 2019, the Advisor waived its advisory fees and absorbed other expenses totaling $133,431, $155,729, $100,101, $1,299 and $1,299 for the Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, and Small Cap Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund and Global Growth Fund during the period July 1, 2015 through April 30, 2017. Additionally, the Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund during the period May 1, 2017 through April 30, 2019. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment, or for Small Cap Growth and Small Cap Funds, three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2019, the amount of these potentially recoverable expenses was $133,431, $542,342, $794,278, $1,299, and $1,299 for the Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund and Small Cap Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
2020	$-	$-	$244,074	$-	$-
2021	-	192,464	218,085	-	-
2022	-	194,149	232,018	-	-
2023	133,431	155,729	100,101	1,299	1,299
Total	$133,431	$542,342	$794,278	$1,299	$1,299

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended October 31, 2019 are reported on the Statements of Operations.

Natixis Distribution, L.P., an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). Prior to April 22, 2019, IMST Distributors, LLC was the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended October 31, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended October 31, 2019, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$7,940,838,601	$63,088,663	$134,338,578

Gross unrealized appreciation	$2,328,849,025	$15,262,261	$18,943,309
Gross unrealized depreciation	(195,996,488)	(1,925,684)	(2,384,001)
Net unrealized appreciation (depreciation) on investments	$2,132,852,537	$13,336,577	$16,559,308

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$33,258,929	$487,583	$474,793

Gross unrealized appreciation	$3,927,951	$1,861	$1,810
Gross unrealized depreciation	(1,822,647)	(3,727)	(2,320)
Net unrealized appreciation (depreciation) on investments	$2,105,304	$(1,866)	$(510)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Undistributed ordinary income	$15,538,464	$211,608	$-	$-
Undistributed long-term capital gains	-	-	1,196,807	-
Tax accumulated earnings	15,538,464	211,608	1,196,807	-

Accumulated capital and other losses	(164,645,281)	(324,658)	(422,684)	(70,752)
Unrealized appreciation (depreciation) on foreign currency	5,849	(683)	(118)	4,922
Unrealized appreciation on investments	1,616,925,672	10,324,236	13,634,263	923,125
Total accumulated earnings	$1,467,824,704	$10,210,503	$14,408,268	$857,295

The tax character of the distributions paid during the fiscal years ended April 30, 2019 and April 30, 2018, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary Income	$28,843,574	$22,987,103	$375,679	$218,918
Net long-term capital gains	215,053,926	516,592	-	-
Total distributions paid	$243,897,500	$23,503,695	$375,679	$218,918

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary Income	$164,717	$55,809	$138,803	$-
Net long-term capital gains	1,848,544	276,094	273,165	24,256
Total distributions paid	$2,013,261	$331,903	$411,968	$24,256

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

At April 30, 2019, the Funds had accumulated capital loss carryforwards as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Not subject to expiration:
Short-term	$-	$322,412	$-	$-
Long-term	-	-	-	-
Total	$-	$322,412	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2019, Global Growth Fund and International Small Cap Growth Fund had qualified Late-Year Losses of $115,542 and $13,613, respectively.

As of April 30, 2019, International Growth Fund, Global Growth Fund, and International Small Cap Growth Fund had qualified Post October Losses of $164,600,511, $304,971 and $55,199, respectively.

Note 5 – Redemption Fee

The following Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the periods ended October 31, 2019 and for the year ended April 30, 2018, redemption fees were as follows:

	October 31, 2019	April 30, 2019
International Growth Fund	$478	$74,972
Emerging Markets Fund	-	463
Global Growth Fund	-	44,670
International Small Cap Growth Fund	-	52

Effective May 1, 2019, the Funds no longer charge a redemption fee.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Note 6 – Investment Transactions

For the periods ended October 31, 2019, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$2,099,168,561	$392,056,557
Emerging Markets Fund	18,985,291	5,340,287
Global Growth Fund	55,169,805	14,304,050
International Small Cap Growth Fund	25,714,357	5,625,933
Small Cap Growth Fund	237,583	-
Small Cap Fund	224,793	-

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended October 31, 2019, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the periods ended October 31, 2019, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, Small Cap Growth Fund, and Small Cap Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2019, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$9,552,906,315	$-	$-	$9,552,906,315
Short-Term Investments	520,784,823	-	-	520,784,823
Total Investments	$10,073,691,138	$-	$-	$10,073,691,138

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$3,149,531	$-	$-	$3,149,531
Brazil	3,538,549	-	-	3,538,549
China	18,478,664	-	-	18,478,664
Hong Kong	4,255,149	-	-	4,255,149
India	10,161,339	-	-	10,161,339
Indonesia	2,940,706	-	-	2,940,706
Mexico	3,937,389	-	-	3,937,389
Peru	996,356	-	-	996,356
Russia	2,909,538	-	-	2,909,538
South Africa	2,729,324	-	-	2,729,324
South Korea	3,710,631	-	-	3,710,631
Spain	598,843	-	-	598,843
Switzerland	1,930,418	-	-	1,930,418
Taiwan	6,557,605	-	-	6,557,605
Thailand	1,872,131	-	-	1,872,131
United Arab Emirates	1,861,341	-	-	1,861,341
United States	1,174,533	-	-	1,174,533
Vietnam	538,971	-	-	538,971
Equity Certificates	-	1,043,680	-	1,043,680
Short-Term Investments	4,040,542	-	-	4,040,542
Total Investments	$75,381,560	$1,043,680	$-	$76,425,240

*	The Fund did not hold any Level 3 securities at period end.

Global Growth Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$140,374,353	$-	$-	$140,374,353
Short-Term Investments	10,505,533	-	-	10,505,533
Total Investments	$150,879,886	$-	$-	$150,879,886

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$1,606,861	$-	$-	$1,606,861
Brazil	1,280,992	-	-	1,280,992
Canada	2,846,775	-	-	2,846,775
China	512,100	-	-	512,100
Denmark	438,949	-	-	438,949
Germany	2,260,247	-	-	2,260,247
Hong Kong	675,572	-	-	675,572
India	1,069,459	-	-	1,069,459
Ireland	423,597	-	-	423,597
Israel	1,072,360	-	-	1,072,360
Italy	1,119,917	-	-	1,119,917
Japan	5,954,883	-	-	5,954,883
Jersey	471,042	-	-	471,042
Mexico	488,683	-	-	488,683
Netherlands	1,752,984	-	-	1,752,984
Russia	396,132	-	-	396,132
South Korea	1,120,234	-	-	1,120,234
Sweden	3,233,555	-	-	3,233,555
Switzerland	1,777,881	-	-	1,777,881
Taiwan	400,486	-	-	400,486
United Arab Emirates	557,426	-	-	557,426
United Kingdom	2,442,286	-	-	2,442,286
United States	487,220	-	-	487,220
Equity Certificates	-	257,105	-	257,105
Short-Term Investments	2,717,487	-	-	2,717,487
Total Investments	$35,107,128	$257,105	$-	$35,364,233

*	The Fund did not hold any Level 3 securities at period end.

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$235,717	$-	$-	$235,717
Short-Term Investments	250,000	-	-	250,000
Total Investments	$485,717	$-	$-	$485,717

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$224,282	$-	$-	$224,282
Short-Term Investments	250,000	-	-	250,000
Total Investments	$474,282	$-	$-	$474,282

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of derivative instruments on the Statements of Operations for the periods ended October 31, 2019, for the Emerging Markets Fund and the International Small Cap Growth Fund are as follows:

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

	Derivatives not designated as hedging instruments	Equity Certificates	Total
Emerging Markets Fund	Equity Contracts	$323,103	$323,103
International Small Cap Growth Fund	Equity Contracts	$(16,879)	$(16,879)

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the periods ended October 31, 2019, the Funds did not enter into any forward contracts.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 6, 2019, to shareholders of record on December 5, 2019 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
International Growth Fund	Institutional	$0.00000	$0.00000	$0.04148
International Growth Fund	Investor	0.00000	0.00000	0.01250
Emerging Markets Fund	Institutional	0.01962	0.00000	0.03450
Emerging Markets Fund	Investor	0.01962	0.00000	0.03450
Global Growth Fund	Institutional	0.31955	0.00000	0.00000
Global Growth Fund	Investor	0.31955	0.00000	0.00000
International Small Cap Growth Fund	Institutional	0.00000	0.00000	0.00000
Small Cap Growth Fund	Institutional	0.00000	0.00000	0.00000
Small Cap Growth Fund	Investor	0.00000	0.00000	0.00000
Small Cap Fund	Institutional	0.00000	0.00000	0.00000
Small Cap Fund	Investor	0.00000	0.00000	0.00000

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

WCM Small Cap Growth Fund and WCM Focused Small Cap Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 18-19, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) with respect to the WCM Small Cap Growth Fund (the “Small Cap Growth Fund”) and the WCM Focused Small Cap Fund (the “Focused Small Cap Fund” and together with the Small Cap Growth Fund, the “Funds”) series of the Trust for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of accounts managed by the Investment Advisor using its Small Cap Growth strategy, which is the same strategy the Investment Advisor would utilize to manage the Small Cap Growth Fund, and the performance of accounts managed by the Investment Advisor using its Focused Small Cap strategy, which is the same strategy the Investment Advisor would utilize to manage the Focused Small Cap Fund, each for various periods ended June 30, 2019; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (each a “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated the following:

●	Accounts managed by the Investment Advisor using its Small Cap Growth strategy, which the Investment Advisor began managing on November 30, 2018, outperformed the Russell 2000 Growth Index over the three-month, year-to-date, and since inception periods.

●	Accounts managed by the Investment Advisor using its Focused Small Cap strategy, which the Investment Advisor began managing on December 31, 2013, outperformed the Russell 2000 Value Index for the one-, two-, three-, four-, and five-year and since inception periods.

WCM Small Cap Growth Fund and WCM Focused Small Cap Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor to each Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations, and the compliance structures and compliance procedures, of the Investment Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Investment Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

●	The advisory fee proposed to be paid by the Small Cap Growth Fund (gross of fee waivers) was higher than the Small Growth Fund Universe and Peer Group medians by 0.20% and 0.225%, respectively. The Trustees considered the Investment Advisor’s belief that the proposed advisory fee is competitive given its active, concentrated style of management, including significant travel and meetings with management of portfolio companies, as well as the limited capacity of the strategy. The Trustees also noted that the Small Cap Growth Fund’s proposed advisory fee was the same as the standard fee that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated total expenses (net of fee waivers) of the Small Cap Growth Fund were higher than the Peer Group and Fund Universe medians by 0.16% and 0.27%, respectively. The Trustees noted, however, that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The advisory fee proposed to be paid by the Focused Small Cap Fund (gross of fee waivers) was higher than the Peer Group and Small Blend Fund Universe medians by 0.10% and 0.20%, respectively. The Trustees considered the Investment Advisor’s belief that the proposed advisory fee is competitive given its active, concentrated style of management, including significant travel and meetings with management of portfolio companies, as well as the limited capacity of the strategy. The Trustees also noted that the Fund’s proposed advisory fee was the same as the standard fee that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated total expenses (net of fee waivers) of the Focused Small Cap Fund were higher than the Peer Group and Fund Universe medians by 0.14% and 0.29%, respectively. The Trustees noted, however, that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

WCM Small Cap Growth Fund and WCM Focused Small Cap Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Funds.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with each Fund in the Fund’s first year of operations, taking into account estimated assets of $50 million. The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee with respect to each Fund during the first year of operations, and determined that the Investment Advisor’s anticipated profits from its relationships with the Funds were reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationships with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the advisory agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

WCM Funds

EXPENSE EXAMPLES

For the Periods Ended October 31, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019, except for Small Cap Growth Fund and Small Cap Fund, which are based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from October 30, 2019 (commencement of operations) to October 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/19	10/31/19	5/1/19 – 10/31/19
Investor Class	Actual Performance	$1,000.00	$1,092.00	$6.35
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.07	6.13
Institutional Class	Actual Performance	1,000.00	1,092.90	5.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 1.02% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended October 31, 2019 (Unaudited)

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/19	10/31/19	5/1/19 – 10/31/19
Investor Class	Actual Performance	$1,000.00	$1,047.20	$7.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.71	7.49
Institutional Class	Actual Performance	1,000.00	1,047.80	6.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.85	6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/19	10/31/19	5/1/19 – 10/31/19
Investor Class	Actual Performance	$1,000.00	$1,042.00	$6.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.61	6.59
Institutional Class	Actual Performance	1,000.00	1,042.70	5.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.87	5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/19	10/31/19	5/1/19 – 10/31/19
Actual Performance	$1,000.00	$1,035.30	$6.39
Hypothetical (5% annual return before expenses)	1,000.00	1,018.86	6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended October 31, 2019 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		10/30/19^	10/31/19	10/30/19^ – 10/31/19
Investor Class	Actual Performance*	$1,000.00	$993.00	$0.08
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.61	7.59
Institutional Class	Actual Performance*	1,000.00	993.00	0.07
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.85	6.34

^	Commencement of operations.

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 2/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		10/30/19^	10/31/19	10/30/19^ – 10/31/19
Investor Class	Actual Performance*	$1,000.00	$999.80	$0.08
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.63	7.57
Institutional Class	Actual Performance*	1,000.00	999.80	0.07
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.85	6.34

^	Commencement of operations.

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 2/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management

281 Brooks Street

Laguna Beach, California 92651

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund – Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund – Institutional Class	WCMLX	46143U 203
WCM Focused Small Cap Fund – Investor Class	WCMJX	46143U 302
WCM Focused Small Cap Fund – Institutional Class	WCMFX	46143U 401

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/09/20